UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

                                                      Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                   Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—1.2%

U.S. Treasury Note

1.625%, 12/31/19	$890	$	907

2.250%, 11/15/24	520		544

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,453)			1,451

MUNICIPAL BONDS—0.0%

Illinois—0.0%

Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	55		59

TOTAL MUNICIPAL BONDS (Identified Cost $55)			59

FOREIGN GOVERNMENT SECURITIES—2.6%

Argentine Republic Series NY, 8.280%, 12/31/33(11)	351		413

Bolivarian Republic of Venezuela

RegS 7.000%, 12/1/18(4)	27		11

RegS 7.750%, 10/13/19(4)	26		10

RegS 8.250%, 10/13/24(4)	165		61

RegS 7.650%, 4/21/25(4)	465		170

9.375%, 1/13/34	195		72

Dominican Republic International Bond 144A 6.875%, 1/29/26(3)	150		155

Federative Republic of Brazil 12.500%, 1/5/22	250BRL		62

Kingdom of Morocco 144A 4.250%, 12/11/22(3)(9)	200		206

Mongolia 144A 5.125%, 12/5/22(3)	200		139

Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		184

Republic of Chile 5.500%, 8/5/20	100,500CLP		148

Republic of Colombia 4.375%, 3/21/23	229,000COP		55

Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		169

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		179

Republic of El Salvador 144A 6.375%, 1/18/27(3)	285		243

Republic of Iceland 144A 5.875%, 5/11/22(3)(9)	175		200

Republic of Peru 4.125%, 8/25/27	130		133

Republic of Romania 144A 4.875%, 1/22/24(3)	106		116

Republic of South Africa Series R203, 8.250%, 9/15/17	1,160ZAR		73

Russian Federation 144A 7.850%, 3/10/18(3)	10,000RUB		129

United Mexican States Series M, 6.500%, 6/9/22	2,989MXN		171

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,990)			3,099

	PAR VALUE		VALUE

MORTGAGE-BACKED SECURITIES—11.6%

Agency—3.5%

FHLMC

4.000%, 2/1/45	$242	$	258

3.500%, 3/1/45	238		250

FNMA

3.000%, 4/1/43	168		172

3.000%, 6/1/43	302		311

3.000%, 7/1/43	297		305

3.000%, 8/1/43	260		267

3.500%, 8/1/45	222		233

3.000%, 11/1/45	272		279

3.000%, 12/1/45	586		602

3.500%, 12/1/45	763		800

3.500%, 1/1/46	293		307

3.000%, 2/1/46	387		397

			4,181

Non-Agency—8.1%

American Homes 4 Rent

14-SFR2, C 144A 4.705%, 10/17/36(3)	195		194

15-SFR2, C 144A 4.691%, 10/17/45(3)	185		185

Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.564%, 6/25/33(2)	125		118

Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	215		214

Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	16		16

Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	73		72

Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	163		164

Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates

05-1 AF5A 5.140%, 7/25/35(2)	240		237

05-12, 2A4 5.575%, 2/25/36(2)	160		159

Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	300		316

Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	120		126

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Citigroup Mortgage Loan Trust, Inc.

05-5, 2A3 5.000%, 8/25/35	$65	$64

15-A, A1 3.500%, 6/25/58(2)	171	175

Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	140	140

Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	188	171

CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	134	129

Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.468%, 8/10/44(2)(3)	175	173

Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 3.036%, 5/25/24(2)	225	193

Finnish Real Estate Management Federation (FREMF) Mortgage Trust 144A 3.389%, 7/25/22(2)(3)	25	23

Freddie Mac Structured Agency Notes 15-DNA3, M2 3.286%, 4/25/28(2)	250	249

GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	140	136

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 3.203%, 5/25/35(2)	117	109

Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(2)	193	187

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	50	50

GSr Mortgage Loan Trust 2006-1F 6.000%, 2/25/36	81	71

Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	150	149

Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	300	306

Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	123	123

JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.

06-PW14, AM 5.243%, 12/11/38	355	360

07-PW15, AM 5.363%, 2/11/44	115	116

JPMorgan Chase Commercial Mortgage Securities Trust

14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	147	154

07-LDP10, AM 5.464%, 1/15/49(2)	265	266

MASTR Adjustable Rate Mortgages Trust 2005-1 2.815%, 2/25/35(2)	107	96

		PAR VALUE	VALUE

Non-Agency—(continued)

MASTR Alternative Loan Trust

04-4, 6A1 5.500%, 4/25/34	$	98	$101

04-6, 7A1 6.000%, 7/25/34		275	275

MASTR Reperforming Loan Trust

05-1, 1A2 144A 6.500%, 8/25/34(3)		137	135

05-1, 1A5 144A 8.000%, 8/25/34(3)		119	126

Morgan Stanley - Bank of America (Merrill Lynch) Trust

15-C22, AS 3.561%, 4/15/48		230	232

15-C26, 4.412%, 11/15/48(2)		135	126

Morgan Stanley Capital I Trust 07-IQ14, AM 5.697%, 4/15/49(2)		115	116

Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)		125	125

Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)		98	98

Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34		101	101

Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32		111	113

Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)		161	165

Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35		160	160

Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)		128	132

Sequoia Mortgage Trust

14-2, A1 144A 4.000%, 6/25/44(2)(3)		64	66

15-1, A1 144A 3.500%, 1/25/45(2)(3)		114	115

Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)		130	128

Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32		255	252

Vericrest Opportunity Loan Trust

15-NP11, A1 144A 3.625%, 7/25/45(2)(3)		135	133

15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)		138	136

15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)		128	126

VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)		250	249

Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)		130	137

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Wells Fargo (Wachovia Bank) Commercial Mortgage Trust

07-C32, A3 5.722%, 6/15/49(2)	$300	$307

15-LC20, B 3.719%, 4/15/50	185	174

07-C33, A5 5.954%, 2/15/51(2)	300	315

Winwater Mortgage Loan Trust 2016-1 144A 3.500%, 1/20/46(2)(3)	124	126

		9,510

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,719)		13,691

ASSET-BACKED SECURITIES—2.6%

Arbys Funding LLC 15-1A, A2 144A 4.970%, 10/30/45(3)	204	214

CarFinance Capital Auto Trust

14-1A, D 144A 4.900%, 4/15/20(3)	265	263

15-1A, C 144A 3.580%, 6/15/21(3)	445	435

Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	158	161

DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	50	49

Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	220	218

Exeter Automobile Receivables Trust

14-1A, C 144A 3.570%, 7/15/19(3)	140	140

15-A1, C 144A 4.100%, 12/15/20(3)	185	183

15-2A, C 144A 3.900%, 3/15/21(3)	185	182

15-3, 144A 6.550%, 10/17/22(3)	175	172

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	217	221

Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	225	229

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	110	106

Sofi Professional Loan Program LLC 144A 2.760%, 12/26/36(3)	100	99

U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	137	140

Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	224	219

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,045)		3,031

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—27.1%

Consumer Discretionary—4.6%

Aramark Services Inc. 144A 5.125%, 1/15/24(3)	$85	$89

Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	155	159

Boyd Gaming Corp.

9.000%, 7/1/20	80	85

6.875%, 5/15/23	85	88

Brookfield Residential Properties, Inc.

144A 6.500%, 12/15/20(3)	100	91

144A 6.125%, 7/1/22(3)	65	55

Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(14)	70	53

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	50	49

Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	95	75

CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	125	126

CCO Holdings LLC 5.250%, 3/15/21	90	94

CCO Safari II LLC 144A 4.908%, 7/23/25(3)	75	77

Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	50	52

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	225	199

Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)(9)	200	208

Grupo Televisa SAB 4.625%, 1/30/26(9)	200	203

International Game Technology plc

7.500%, 6/15/19	120	126

144A 6.250%, 2/15/22(3)	220	209

Jarden Corp. 144A 5.000%, 11/15/23(3)	25	26

Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	179

M/I Homes Inc. 6.750%, 1/15/21	105	102

MDC Holdings, Inc. 5.500%, 1/15/24	175	170

Meritor, Inc. 6.750%, 6/15/21	105	91

MGM Resorts International 6.000%, 3/15/23	95	98

Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	35	35

MPG Holdco I, Inc. 7.375%, 10/15/22	175	166

Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	200	194

New York University 4.142%, 7/1/48	115	114

Numericable Group SA 144A 6.000%, 5/15/22(3)(9)	225	224

Omega US Sub LLC 144A 8.750%, 7/15/23(3)	170	155

Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	25	25

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Penn National Gaming, Inc. 5.875%, 11/1/21	$80	$78

Pinnacle Entertainment, Inc. 6.375%, 8/1/21	195	208

QVC, Inc. 5.125%, 7/2/22	125	127

RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	105	102

Scientific Games International, Inc.

6.625%, 5/15/21	115	63

144A 7.000%, 1/1/22(3)	115	113

Signet UK Finance plc 4.700%, 6/15/24	185	186

Station Casinos LLC 7.500%, 3/1/21	235	246

Toll Brothers Finance Corp.

4.000%, 12/31/18	195	200

6.750%, 11/1/19	130	144

TRI Pointe Holdings, Inc. 5.875%, 6/15/24	185	177

VTR Finance BV 144A 6.875%, 1/15/24(3)	200	188

		5,449

Consumer Staples—0.7%

Anheuser-Busch Inbev Finance Inc.

3.300%, 2/1/23	80	82

3.650%, 2/1/26	40	41

Constellation Brands, Inc. 4.750%, 12/1/25	35	37

Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	110	108

Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	75	73

Rite Aid Corp. 144A 6.125%, 4/1/23(3)	50	54

Safeway, Inc. 7.250%, 2/1/31	105	83

Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	190	182

Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	110	111

		771

Energy—3.7%

Antero Resources Corp. 144A 5.625%, 6/1/23(3)	95	82

Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	65	49

Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	68

CONSOL Energy, Inc. 5.875%, 4/15/22	130	85

Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	190	136

Ecopetrol SA 5.375%, 6/26/26	190	154

Enbridge Energy Partners LP 4.375%, 10/15/20	35	32

	PAR VALUE	VALUE

Energy—(continued)

Energy Transfer Partners LP 5.875%, 1/15/24	$190	$158

EnQuest plc 144A 7.000%, 4/15/22(3)	200	48

EP Energy LLC (Everest Acquisition Finance, Inc.)

6.375%, 6/15/23	95	26

Exterran Partners LP (EXLP Finance Corp.)

6.000%, 10/1/22	155	102

Exxon Mobil Corp

2.726%, 3/1/23	20	20

3.043%, 3/1/26	40	40

FTS International, Inc. 6.250%, 5/1/22	90	10

Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(3)(7)(9)	200	190

Gulfmark Offshore, Inc. 6.375%, 3/15/22	155	42

Gulfport Energy, Corp. 7.750%, 11/1/20	90	85

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	110	106

Kinder Morgan, Inc. 7.750%, 1/15/32	155	148

Laredo Petroleum, Inc. 7.375%, 5/1/22	125	81

Linn Energy LLC 6.500%, 5/15/19(11)	155	7

Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	150	162

MPLX LP 144A 4.875%, 12/1/24(3)	275	225

Newfield Exploration Co. 5.375%, 1/1/26	185	161

NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	180	107

Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	228	46

Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(11)	150	18

Parker Drilling Co. (The) 7.500%, 8/1/20	165	116

Petrobras Global Finance BV 5.375%, 1/27/21	145	108

Petroleos de Venezuela SA

RegS 8.500%, 11/2/17(4)	87	43

144A 6.000%, 5/16/24(3)	235	74

RegS 6.000%, 11/15/26(4)	425	134

Petroleos Mexicanos

6.000%, 3/5/20	95	98

144A 6.875%, 8/4/26(3)	45	47

PHI, Inc. 5.250%, 3/15/19	75	62

QEP Resources, Inc. 6.875%, 3/1/21	85	62

QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	94

Regency Energy Partners LP 5.875%, 3/1/22	145	127

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Energy—(continued)

5.000%, 10/1/22	$	55	$	46

Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)		200		178

Sabine Oil & Gas Corp. 7.250%, 6/15/19(11)		190		16

Sabine Pass Liquefaction LLC 5.625%, 2/1/21		135		129

SM Energy Co. 6.125%, 11/15/22		230		101

Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)		380		363

TransCanada Trust 5.625%, 5/20/75(2)		185		152

Transocean, Inc. 5.800%, 12/15/16		55		55

				4,393

Financials—6.8%

Akbank TAS 144A 7.500%, 2/5/18(3)		300TRY		92

Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(9)		150		149

Ally Financial, Inc. 4.125%, 2/13/22		50		49

ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)		200		214

American Tower Corp

3.300%, 2/15/21		45		45

4.400%, 2/15/26		40		41

AON PLC 3.875%, 12/15/25		40		41

Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)		150		133

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(9)		260		276

Banco de Credito del Peru

144A 4.250%, 4/1/23(3)(9)		160		162

144A 6.125%, 4/24/27(2)(3)(9)		95		99

Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)		145		142

Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)		330BRL		80

Banco Santander Chile 144A 3.875%, 9/20/22(3)(9)		155		156

Bancolombia S.A. 5.125%, 9/11/22		165		154

Bank of America Corp 4.450%, 3/3/26		60		60

Bank of China Ltd. 144A 5.000%, 11/13/24(3)(9)		200		207

Bank of Georgia JSC 144A 7.750%, 7/5/17(3)(9)		200		207

Brixmor Operating Partnership LP 3.875%, 8/15/22		50		46

Citizens Financial Group, Inc. 144A 5.500% (2)(3)(6)		200		187

Compass Bank 3.875%, 4/10/25(9)		250		230

Corporate Office Properties LP 3.600%, 5/15/23(9)		190		177

Corrections Corp. of America 5.000%, 10/15/22		175		181

		PAR VALUE		VALUE

Financials—(continued)

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(9)	$	250	$	238

ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)		185		180

Eurasian Development Bank 144A 4.767%, 9/20/22(3)(9)		200		188

Fidelity National Financial, Inc. 5.500%, 9/1/22		40		44

First Niagara Financial Group, Inc. 7.250%, 12/15/21(9)		200		230

FS Investment Corp. 4.750%, 5/15/22		180		175

General Motors Financial Co. Inc. 4.200%, 3/1/21		120		120

Genworth Holdings, Inc. 4.900%, 8/15/23(9)		225		133

Healthcare Realty Trust, Inc. 3.875%, 5/1/25		80		78

Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)(9)		185		192

ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)

4.875%, 3/15/19		15		14

6.000%, 8/1/20		70		65

5.875%, 2/1/22		80		71

iStar Financial, Inc.

4.875%, 7/1/18		75		70

5.000%, 7/1/19		105		98

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(9)		200		169

Kilroy Realty LP 4.375%, 10/1/25(9)		170		177

Korea Finance Corp. 4.625%, 11/16/21(9)		200		227

Leucadia National Corp. 5.500%, 10/18/23		110		98

Lincoln National Corp. 6.050%, 4/20/67(2)(5)(9)		175		114

McGraw Hill Financial Inc.

4.000%, 6/15/25		70		71

4.400%, 2/15/26		105		110

Morgan Stanley 144A 10.090%, 5/3/17(3)		280BRL		68

MPT Operating Partnership LP

6.375%, 3/1/24		10		10

5.500%, 5/1/24		90		87

Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)		200		199

PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(9)		200		205

Prudential Financial, Inc.

5.875%, 9/15/42(2)(9)		215		218

5.625%, 6/15/43(2)(5)(9)		75		74

Sberbank of Russia Via Sb Capital SA 144A 5.500%, 2/26/24(2)(3)(7)		200		176

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)

Select Income REIT 4.500%, 2/1/25(9)	$180	$	167

Springleaf Finance Corp. 5.250%, 12/15/19	80		70

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160		161

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(9)	215		214

Voya Financial, Inc. 5.650%, 5/15/53(2)	170		159

Welltower, Inc. 4.250%, 4/1/26	125		125

York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	140		106

			8,029

Health Care—2.6%

Acadia Healthcare Co., Inc.

5.125%, 7/1/22	65		65

5.625%, 2/15/23	15		15

144A 6.500%, 3/1/24(3)	5		5

Alere, Inc.

6.500%, 6/15/20	120		125

144A 6.375%, 7/1/23(3)	40		44

Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(2)(3)(10)	40		40

Centene Escrow Corp 144A 5.625%, 2/15/21(3)	70		74

Community Health Systems, Inc. 6.875%, 2/1/22	120		104

Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	150		108

DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	105		105

Emdeon, Inc. 144A 6.000%, 2/15/21(3)	135		126

Endo Finance LLC 144A 6.000%, 7/15/23(3)	165		169

Express Scripts Holding CO 3.300%, 2/25/21	15		15

HCA, Inc. 5.375%, 2/1/25	205		209

HealthSouth Corp.

144A 5.750%, 11/1/24(3)	20		20

144A 5.750%, 9/15/25(3)	175		175

IASIS Healthcare LLC 8.375%, 5/15/19	110		105

inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	60		62

Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	110		113

JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(2)(3)(10)	105		94

Kinetic Concepts, Inc. (Kci USA Inc.) 144A 7.875%, 2/15/21(3)	10		10

Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	75		74

	PAR VALUE		VALUE

Health Care—(continued)

144A 5.625%, 10/15/23(3)	$165	$	163

144A 5.500%, 4/15/25(3)	15		14

Mednax Inc. 144A 5.250%, 12/1/23(3)	80		83

Mylan NV 144A 3.000%, 12/15/18(3)	45		45

Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	85		88

Select Medical Corp. 6.375%, 6/1/21	185		167

Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	190		186

Team Health, Inc. 144A 7.250%, 12/15/23(3)	10		11

Tenet Healthcare Corp.

5.500%, 3/1/19	110		106

8.125%, 4/1/22	150		148

Valeant Pharmaceuticals International, Inc.

144A 7.500%, 7/15/21(3)	20		18

144A 5.625%, 12/1/21(3)	20		17

144A 5.500%, 3/1/23(3)	55		44

144A 5.875%, 5/15/23(3)	145		119

			3,066

Industrials—2.5%

ADT Corp. (The) 6.250%, 10/15/21	200		196

Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	185		112

Air Canada

144A 6.750%, 10/1/19(3)(9)	185		191

Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	66		65

American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	118		114

Bombardier, Inc. 144A 6.125%, 1/15/23(3)	145		102

British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(9)	61		62

Builders FirstSource, Inc.

144A 7.625%, 6/1/21(3)	180		184

144A 10.750%, 8/15/23(3)	50		47

Carpenter Technology Corp. 4.450%, 3/1/23(9)	160		154

DP World Ltd. 144A 6.850%, 7/2/37(3)(9)	100		97

Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	120		98

Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	162		153

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Industrials—(continued)

Masco Corp.

5.950%, 3/15/22	$135	$	148

4.450%, 4/1/25	60		60

Nortek, Inc. 8.500%, 4/15/21	175		182

Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21(9)	107		113

Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200		184

Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	70		68

Standard Industries Inc. NJ

144A 5.125%, 2/15/21(3)	5		5

144A 5.500%, 2/15/23(3)	50		51

TransDigm, Inc.

6.000%, 7/15/22	130		127

144A 6.500%, 5/15/25(3)	55		53

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	166		174

United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	133		132

United Rentals North America, Inc. 5.500%, 7/15/25	90		86

			2,958

Information Technology—0.6%

Apple Inc.

2.850%, 2/23/23	30		31

3.250%, 2/23/26	90		93

Electronic Arts Inc. 3.700%, 3/1/21	25		25

Flextronics International Ltd. 4.750%, 6/15/25	185		179

Hewlett Packard Enterprise Co.

144A 4.400%, 10/15/22(3)	90		88

144A 4.900%, 10/15/25(3)	90		85

KLA-Tencor Corp. 4.650%, 11/1/24(9)	190		187

			688

Materials—2.4%

Alpek SA de C.V. 144A 5.375%, 8/8/23(3)(9)	230		232

ArcelorMittal 6.125%, 6/1/25	185		151

Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	200		189

Berry Plastics Corp. 5.125%, 7/15/23	175		175

BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(5)(9)	200		194

Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	255		199

	PAR VALUE		VALUE

Materials—(continued)

Cascades, Inc. 144A 5.500%, 7/15/22(3)(9)	$235	$	223

Cemex SAB de CV 144A 7.250%, 1/15/21(3)(9)	200		200

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55		46

Fibria Overseas Finance Ltd. 5.250%, 5/12/24	185		176

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	75		71

Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	140		124

INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200		198

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)(9)	200		196

Methanex Corp. 4.250%, 12/1/24	190		158

Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190		188

Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200		118

			2,838

Telecommunication Services—2.0%

Altice Financing SA

144A 6.625%, 2/15/23(3)	200		198

144A 7.750%, 7/15/25(3)	200		187

America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN		103

AT&T Inc.

3.600%, 2/17/23	85		86

4.125%, 2/17/26	60		62

5.650%, 2/15/47	60		62

Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(9)	200		209

Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	165		177

Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230		181

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(9)	200		185

Frontier Communications Corp.

6.250%, 9/15/21	130		116

144A 10.500%, 9/15/22(3)	45		46

Level 3 Financing, Inc. 144A 5.375%, 1/15/24(3)	30		31

Sprint Communications, Inc. 6.000%, 11/15/22	100		71

Sprint Corp. 7.250%, 9/15/21	125		95

T-Mobile USA, Inc.

6.500%, 1/15/24	65		67

6.500%, 1/15/26	85		87

Verizon Communications, Inc. 4.400%, 11/1/34	185		174

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)

Windstream Corp. 7.750%, 10/15/20	$260	$221

		2,358

Utilities—1.2%

AmeriGas Partners LP 7.000%, 5/20/22	160	165

Calpine Corp. 5.375%, 1/15/23	286	268

Electricite de France SA 144A 5.250% (2)(3)(5)(6)(9)	200	174

Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	174

Majapahit Holding BV 144A 7.750%, 1/20/20(3)	160	183

NRG Yield Operating LLC 5.375%, 8/15/24	70	62

Southern Power Co. 4.150%, 12/1/25(9)	215	216

Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	135	109

TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	105	79

		1,430

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,116)		31,980

LOAN AGREEMENTS(2)—4.5%

Consumer Discretionary—1.1%

Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	77	64

Affinity Gaming LLC 5.250%, 11/9/17	109	108

Aristocrat Leisure Ltd. 4.750%, 10/20/21	108	106

Caesars Entertainment Operating Co., Inc.

(Harrah’s Operating Company, Inc.) Tranche B-4, 11.500%, 10/31/16(14)	36	32

Tranche B-6, 9.750%, 3/1/17(14)	66	58

Tranche B-7, 11.750%, 1/28/18(14)	47	39

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	75	60

Cirque Du Soleil First Lien, 5.000%, 7/8/22	52	48

El Dorado Resorts, Inc. 4.250%, 7/25/22	43	42

Graton Resort & Casino Tranche B, 4.750%, 9/1/22	54	54

Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	175	174

Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	101	101

Laureate Education, Inc. 5.000%, 6/15/18	109	84

PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	31	30

Staples, Inc. First Lien 4.750%, 2/2/22	195	194

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Transtar Holding Co. Second Lien, 10.000%, 10/9/19(13)	$63	$50

U.S. Farathane Corp. 6.750%, 12/23/21	74	73

		1,317

Consumer Staples—0.4%

Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	137	134

Coty, Inc.

3.750%, 10/27/22	24	24

3.750%, 1/26/23	49	49

Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	185	178

Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	85	83

		468

Energy—0.2%

Chelsea Petroleum I LLC 5.250%, 10/28/22	164	153

Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	48

Seadrill Operating LP 4.000%, 2/21/21	107	45

		246

Financials—0.1%

Capital Automotive LP Second Lien, 6.000%, 4/30/20	88	86

Health Care—0.8%

21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	46	42

American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20(Second Lien )	135	132

Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	95	94

Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	58	56

Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	64	63

Horizon Pharma, Inc. 4.500%, 5/7/21	39	37

InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	126	125

Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	127	126

MMM Holdings, Inc. 9.750%, 12/12/17(13)(14)	40	25

MSO of Puerto Rico, Inc. 9.750%, 12/12/17(13)(14)	29	18

NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	102	95

RCHP Tranche B-2, 6.000%, 4/23/19	106	104

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)

Surgery Center Holdings, Inc. Second Lien, 8.500%, 11/3/21	$32	$29

		946

Industrials—0.4%

Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	71

Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	104	98

DynCorp International, Inc. 6.250%, 7/7/16	103	98

Filtration Group Corp. Second Lien, 8.250%, 11/22/21	34	33

Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	83	79

Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	155	137

		516

Information Technology—0.8%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	56	51

Blue Coat Systems, Inc. 4.500%, 5/20/22	39	37

First Data Corp.

2018 Term Loan 3.934%, 3/23/18	246	243

2022 Term Loan 4.184%, 7/8/22 (2022 Dollar Term Loan)	240	234

Infinity Acquisition Ltd. 4.000%, 8/6/21	77	74

Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	143	118

NXP BV 3.750%, 12/7/20	114	114

Presidio, Inc. Refinancing Term 5.250%, 2/2/22	124	120

		991

Materials—0.4%

Anchor Glass Container Tranche B, 4.500%, 7/1/22	102	101

Berry Plastics Groups, Inc. Tranche E, 3.750%, 1/6/21	181	179

CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	72	70

Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	59	46

INEOS U.S. Finance LLC 4.250%, 3/31/22	11	10

Polyone Corp. 3.750%, 11/11/22	52	52

		458

	PAR VALUE	VALUE

Telecommunication Services—0.1%

T-Mobile USA, Inc. 3.500%, 11/9/22	$79	$79

Utilities—0.2%

Atlantic Power LP 4.750%, 2/24/21	34	33

NRG Energy, Inc. 2.750%, 7/1/18	194	191

Texas Competitive Electric Holdings Co. LLC Tranche B-3 4.906%, 10/10/17(14)	125	35

		259

TOTAL LOAN AGREEMENTS (Identified Cost $5,808)		5,366

	SHARES	VALUE
PREFERRED STOCKS—1.6%

Energy—0.2%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(9)	200(8)	179

Financials—1.2%

Ally Financial, Inc. Series A, 8.500%(2)	6,735	170

Citigroup, Inc. Series J, 7.125%(2)	6,800	179

Citigroup, Inc. Series N, 5.800%(2)	210(8)	195

Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)(9)	135(8)	129

JPMorgan Chase & Co. Series V, 5.000%(2)	190(8)	178

JPMorgan Chase & Co. Series Z, 5.300%(2)	35(8)	34

PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(9)	140(8)	128

SunTrust Bank, Inc. 5.625%(2)	55(8)	54

Wells Fargo & Co. Series K, 7.980%(2)(9)	140(8)	144

Zions Bancorp 6.950%(2)	7,760	217

		1,428

Industrials—0.2%

General Electric Co. 5.000%, 12/29/49(2)(9)	227	232

TOTAL PREFERRED STOCKS (Identified Cost $1,903)		1,839

COMMON STOCK—83.2%

Consumer Discretionary—1.9%

Eutelsat Communications SA	37,336	1,130

SES SA	44,384	1,164

		2,294

Energy—14.3%

Columbia Pipeline Group, Inc.	46,010	835

Enbridge, Inc.	104,671	3,697

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Energy—(continued)

Keyera Corp.	33,920	$	940

Kinder Morgan, Inc.	162,001		2,931

Pembina Pipeline Corp.	52,835		1,317

Plains GP Holdings LP Class A	40,465		308

Spectra Energy Corp.	73,310		2,141

Targa Resources Corp	14,850		399

TransCanada Corp.	72,928		2,676

Williams Cos., Inc. (The)	100,964		1,614

			16,858

Financials—4.8%

American Tower Corp.	28,395		2,618

Crown Castle International Corp.	35,765		3,094

			5,712

Industrials—12.4%

Abertis Infraestructuras SA	104,177		1,561

Atlantia SpA	95,934		2,368

Auckland International Airport Ltd.	353,602		1,421

Aurizon Holdings Ltd.	278,240		808

Ferrovial SA	59,934		1,155

Flughafen Zuerich AG	1,834		1,455

Sydney Airport	328,645		1,513

Transurban Group	399,391		3,236

Vinci SA	15,502		1,071

			14,588

Telecommunication Services—16.8%

AT&T, Inc.	129,360		4,780

BCE, Inc.	20,377		879

BT Group plc	224,602		1,512

Deutsche Telekom AG Registered Shares	76,450		1,279

Nippon Telegraph & Telephone Corp. ADR	35,400		1,512

Singapore Telecommunications Ltd.	582,000		1,544

TELUS Corp.	40,707		1,186

Verizon Communications, Inc.	94,809		4,810

Vodafone Group plc Sponsored ADR	77,877		2,367

			19,869

Utilities—33.0%

ALLETE, Inc.	21,265		1,128

American Electric Power Co., Inc.	20,200		1,247

American Water Works Co., Inc.	31,255		2,026

APA Group	172,170		1,072

Atmos Energy Corp.	21,170		1,469

	SHARES		VALUE

Utilities—(continued)

CMS Energy Corp.	37,560	$	1,486

Dominion Resources, Inc.	29,498		2,063

DTE Energy Co.	15,965		1,343

Edison International	19,735		1,345

Eversource Energy	24,955		1,355

Hera SpA	382,750		1,078

Iberdrola SA	193,795		1,249

Laclede Group, Inc. (The)	17,990		1,179

National Grid plc	259,164		3,461

NextEra Energy, Inc.	34,250		3,864

NiSource, Inc.	46,010		988

ONE Gas, Inc.	12,865		746

Pennon Group plc	91,400		1,031

Portland General Electric Co.	36,185		1,377

Public Service Enterprise Group, Inc.	34,605		1,476

Sempra Energy	25,715		2,482

SevernTrent plc	34,260		1,013

Suez Environnement SA	48,215		833

Vectren Corp.	25,905		1,179

Veolia Environnement SA	61,350		1,385

WEC Energy Group, Inc.	20,390		1,149

			39,024

TOTAL COMMON STOCK (Identified Cost $88,853)			98,345

	CONTRACTS		VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500® Index expiration 03/04/16 strike price $2,085	535		0

S&P 500® Index expiration 03/11/16 strike price $2,125	541		2

			2

Put Options—0.1%

S&P 500® Index expiration 03/04/16 strike price $1,735	535		1

S&P 500® Index expiration 03/11/16 strike price $1,780	541		70

			71

TOTAL PURCHASED OPTIONS—0.1% (Premiums Received $156)			73

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—134.5% (Identified Cost $155,098)		158,934(1)(12)

WRITTEN OPTIONS—(0.3)%

Call Options—(0.0)%

S&P 500® Index expiration 03/04/16 strike price $2,025	535	$(5)

S&P 500® Index expiration 03/11/16 strike price $2,065	541	(6)

		(11)
Put Options—(0.3)%

S&P 500® Index expiration 03/04/16 strike price $1,795	535	(11)

S&P 500® Index expiration 03/11/16 strike price $1,840	541	(311)

		(322)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $413)		(333)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.2% (Identified Cost $154,685)		158,601

Other assets and liabilities, net—(34.2)%		(40,409)

NET ASSETS—100.0%		$118,192

Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at February 29, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at February 29, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to a value of $23,837 or 20.2% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Value shown as par value.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)	100% of the income received was in cash.
(11)	Security in default. No interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion segregated as collateral for borrowings.
(13)	Illiquid security. At February 29, 2016, these securities amounted to a value of $93 or 0.1% of net assets.
(14)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	60%

Canada	8

United Kingdom	6

Australia	4

France	3

Spain	3

Italy	2

Other	14

Total	100%

† % of total investments net of written options as of February 29, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of February 29, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at February 29, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,031	$—	$3,031	$—
Corporate Bonds And Notes	31,980	—	31,964	16
Foreign Government Securities	3,099	—	3,099	—
Loan Agreements	5,366	—	5,316	50
Mortgage-Backed Securities	13,691	—	13,691	—
Municipal Bonds	59	—	59	—
U.S. Government Securities	1,451	—	1,451	—
Equity Securities:
Common Stock	98,345	75,599	22,746	—
Preferred Stocks	1,839	566	1,273	—
Purchased Options	73	73	—(1)	—

Total Investments before Written Options	$158,934	$76,238	$82,630	$66

Written Options	(333)	(333)	—	—

Total Investments Net of Written Options	$158,601	$75,905	$82,630	$66

(1) Amount is less than $500.

Securities held by the Fund with an end of period value of $22,746 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities. (See Note 1A in the Notes to Schedule of Investments for more information.)

Securities held by the Fund with an end of period value of $217 were transferred from Level 2 to Level 1 since an exchange price was available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total Investments	Corporate Bonds and Notes	Loan Agreements

Balance as of November 30, 2015:	$ 173	$ -	$ 173
Accrued discount/(premium)	-(c)	-	-(c)
Realized gain (loss)	-(c)	-	-(c)
Change in unrealized appreciation (depreciation)	(38)	-	(38)
Purchases	-	-	-
Sales(b)	-	-	-
Transfers into Level 3 (a)(d)	16	16	-
Transfers from Level 3 (a)(d)	(85)	-	(85)

Balance as of February 29, 2016	$ 66	$ 16	$ 50

(a) “Transfers into and/or from” represent the ending value as of February 29, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities if applicable.

(c) Amount is less than $500.

(d) The transfer is due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At February 29, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Investments (before written options)	$155,068	$19,258	$(15,392)	$3,866
Written Options	(414)	204	(123)	81

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016

(Unaudited)

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

NOTE 4 —ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At February 29, 2016, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 4/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 4/28/2016

By (Signature and Title)* /s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 4/28/2016

* Print the name and title of each signing officer under his or her signature.